TAXATION - Components of (loss)/income before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss before tax
Loss from PRC entities	¥ (96,735)	¥ (176,456)	¥ (307,901)
Income/(Loss) from overseas entities	(62,197)	84,403	68,192
Loss before income tax expense	¥ (158,932)	¥ (92,053)	(239,709)
Income tax benefit
Deferred income tax benefit			9,871
Total income tax benefit			¥ 9,871